DEBT (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)
Debt
Long-term debt, current portion			$ 20		¥ 135
Long-term debt			539,590		3,658,041
Three-year bank loan contract
Debt
Term of debt instrument		3 years
Maximum borrowing amount		$ 40,000					¥ 270,976
Deposit pledged | ¥							¥ 307,000
Line of credit draw down amount			40,000	¥ 270,976
Repayment of line of credit facility			0
Short-term debt			20		135
Long term loan			$ 39,980		270,841
Weighted average interest rate (as a percent)			2.57%	2.57%
Three-year bank loan contract | Libor
Debt
Percentage points added to the reference rate		1.40%
Term facility and revolving credit facility
Debt
Line of credit draw down amount			$ 500,000	¥ 3,387,200
Repayment of line of credit facility			0
Long term loan			$ 500,000		¥ 3,387,200
Weighted average interest rate (as a percent)			2.94%	2.94%
Term facility and revolving credit facility | Libor
Debt
Percentage points added to the reference rate	1.75%
Term facility
Debt
Maximum borrowing amount	$ 250,000					¥ 1,693,600
Revolving bank credit facility
Debt
Maximum borrowing amount	$ 250,000					¥ 1,693,600
Line of credit facility available period	35 months